STOCK BASED COMPENSATION (Details 1) - Stock options - Weighted average - $ / shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (as a percent)	1.68%	2.32%	1.54%
Expected dividend yield (as a percent)	2.00%	2.33%	3.45%
Expected stock volatility (as a percent)	15.90%	15.50%	15.30%
Expected life (years)	8 years	8 years	8 years
Fair value (in dollars per share)	$ 2.86	$ 2.46	$ 1.00